Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Equity
Equity
Common Stock
On May 18, 2016, the Company effected a reverse split of the Company's common stock at a ratio of one share of newly issued common stock for each four shares of issued and outstanding common stock (the "Reverse Split"). The purpose of the Reverse Split was to increase the per share trading price of the Company's common stock in order to regain compliance with the New York Stock Exchange continued listing standards. The Reverse Split proportionately reduced the total number of outstanding shares of common stock from approximately 70.5 million shares to approximately 17.6 million shares. All references in the consolidated financial statements and notes to consolidated financial statements to the number of shares, per share data, restricted stock and stock option data have been retroactively adjusted to give effect to the Reverse Split.
Convertible Preferred Stock
The Company has 1,495,000 shares of 6.875% Series B Cumulative Convertible Perpetual Preferred Stock (the “Series B Preferred Stock”) outstanding.
The following is a summary of certain terms of the Series B Preferred Stock:
Dividends. The Series B Preferred Stock accumulates dividends at an annual rate of 6.875% for each share of Series B Preferred Stock. Dividends are cumulative from the date of first issuance and, to the extent payment of dividends is not prohibited by the Company’s debt agreements, assets are legally available to pay dividends and the Company’s board of directors or an authorized committee of the board declares a dividend payable, the Company pays dividends in cash, every quarter.
In connection with an amendment to the Company's bank credit facility, which was terminated in October, 2016, prohibiting the Company from declaring or paying dividends on the Series B Preferred Stock, the Company suspended the quarterly cash dividend on it Series B Preferred Stock beginning with the dividend payment due on April 15, 2016. Under the terms of the Series B Preferred Stock, any unpaid dividends will accumulate. As of December 31, 2016, the Company has deferred three quarterly dividends and has accrued a $5.1 million payable related to the three deferred quarterly dividends and the quarterly dividend that was payable on January 15, 2017, which is included in other long-term liabilities on the Consolidated Balance Sheet. If the Company fails to pay six quarterly dividends on the Series B Preferred Stock, whether or not consecutive, holders of the Series B Preferred Stock, voting as a single class, will have the right to elect two additional directors to the Company's Board of Directors until all accumulated and unpaid dividends on the Series B Preferred Stock are paid in full. The Multidraw Term Loan Agreement (see Note 9) currently restricts the Company from paying cash dividends on the Series B Preferred Stock.
Mandatory conversion. The Company may, at its option, cause shares of the Series B Preferred Stock to be automatically converted at the applicable conversion rate, but only if the closing sale price of the Company’s common stock for 20 trading days within a period of 30 consecutive trading days ending on the trading day immediately preceding the date the Company gives the conversion notice equals or exceeds 130% of the conversion price in effect on each such trading day.
Conversion rights. Each share of Series B Preferred Stock may be converted at any time, at the option of the holder, into 0.8608 shares of the Company’s common stock (which is based on an initial conversion price of approximately $58.08 per share of common stock, subject to further adjustment) plus cash in lieu of fractional shares, subject to the Company’s right to settle all or a portion of any such conversion in cash or shares of the Company’s common stock. If the Company elects to settle all or any portion of its conversion obligation in cash, the conversion value and the number of shares of the Company’s common stock it will deliver upon conversion (if any) will be based upon a 20 trading day averaging period.
Upon any conversion, the holder will not receive any cash payment representing accumulated and unpaid dividends on the Series B Preferred Stock, whether or not in arrears, except in limited circumstances. The conversion rate is equal to $50 divided by the conversion price at the time. The conversion price is subject to adjustment upon the occurrence of certain events. The conversion price on the conversion date and the number of shares of the Company’s common stock, as applicable, to be delivered upon conversion may be adjusted if certain events occur.